Warrants (Details Narrative) (USD $)	0 Months Ended									3 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended
	Oct. 29, 2012		Oct. 05, 2012	Aug. 15, 2012	May 09, 2012	Apr. 30, 2012	Jan. 23, 2012	Mar. 23, 2011	Jan. 26, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member]
Warrants issued:
Warrants issued to vendors	454,863	[1]	1,010,000	960,000		100,000	533,000	800,000	384,000			533,000
Stock option strike price	$ 0.98		$ 0.99				$ 1.59	$ 0.625	$ 0.25
Term	5 years							5 years
Fair Value Assumptions:
Fair Value Assumptions, Expected Volitility Rate	58.00%		66.00%				54.00%	68.00%	68.00%
Fair Value Assumptions, Expected Volitility Rate, minimum	57.00%
Fair Value Assumptions, Risk-Free Interest Rate	0.35%		9.00%				1.20%	2.07%	2.40%
Fair Value Assumptions, Risk-Free Interest Rate, minimum	0.31%
Fair Value Assumptions Exercise Price	$ 0.98		$ 0.99				$ 1.59	$ 0.625	$ 0.25
Fair Value Assumptions, Warrants Expected Term	2 years 6 months		6 years 3 months				6 years 3 months	5 years	6 years 3 months			6 years 3 months	6 years 3 months
Warrants, recognized expense	$ 115,162							$ 73,768		$ 130,928	$ 30,028	$ 153,376	$ 46,737
Pricing model used in calculation of grant-date fair value	Black-Scholes Model							Black-Scholes Model				Black-Scholes Model	Black-Scholes Model
Proceeds, warrants exercised								500,000
Date warrants exercised					May 09, 2012			May 09, 2012				May 09, 2012
Warrants vesting schedule	Warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested.							Warrants were fully vested at the date of grant		Warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested.
Date warrants expire	2017-10-29									2017-10-29
Remaining contractual life										4 years 7 months 3 days				4 years 9 months 7 days	4 years 7 months 3 days
Intrinsic value of warrants outstanding										$ 636,338		$ 636,338		$ 49,277	$ 54,584

[1]	All warrants were issuable as of March 31, 2013.